                              Goldman Sachs Trust
                        Goldman Sachs Fixed Income Funds

                              Institutional Shares
                                 Service Shares
                            Class A, B and C Shares
                  Administration Shares (Enhanced Income Fund)

                       Supplement dated April 26, 2001 to
                        Prospectuses dated March 1, 2001

 Under "Service Providers--Fund Managers" the information for the Fixed Income Portfolio Management Team should be revised to add Christopher Sulli-van and to amend the descriptions for Jonathan A. Beinner and James B. Clark of the Fixed Income Portfolio Management Team:

                                                  Years
                                                  Primarily   Five Year Employment
 Name and Title   Fund Responsibility             Responsible History
--------------------------------------------------------------------------------------
 Jonathan A.           Senior Portfolio Manager--    Since    Mr. Beinner joined the
 Beinner               Enhanced Income               2000     Investment Adviser in
 Managing              Adjustable Rate Government    1992     1990. He became a
 Director              Short Duration Government     1992     portfolio manager in
 Head of Taxable       Government Income             1992     1992.
 Fixed Income          Core Fixed Income             1992
--------------------------------------------------------------------------------------
 James B. Clark        Senior Portfolio Manager--    Since    Mr. Clark joined the
 Vice President        Enhanced Income               2000     Investment Adviser in
 Co-Head U.S.          Adjustable Rate Government    1994     1994 as a portfolio
 Fixed Income          Short Duration Government     1994     manager after working as
                       Government Income             1994     an investment manager in
                       Core Fixed Income             2000     the mortgage-backed
                                                              securities group at
                                                              Travelers Insurance
                                                              Company.
--------------------------------------------------------------------------------------
 Christopher           Senior Portfolio Manager--    Since    Mr. Sullivan joined the
 Sullivan              Enhanced Income               2001     Investment Adviser in
 Managing              Adjustable Rate Government    2001     2001 as a portfolio
 Director              Short Duration Government     2001     manager and as Co-Head
 Co-Head U.S.          Government Income             2001     of the U.S. Fixed Income
 Fixed Income          Core Fixed Income             2001     Team. Since 1997, he was
                                                              a senior member of the
                                                              account management group
                                                              of Pacific Management
                                                              Company (PIMCO). Prior
                                                              to joining PIMCO, he was
                                                              an equity portfolio
                                                              manager for Hawaiian
                                                              Trust Company for three
                                                              years.
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

FISTCK 5/01 518360